Film costs	12 Months Ended
Mar. 31, 2017
Other Industries [Abstract]
Film costs
4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Motion picture productions:
Released	75,218	80,539
Completed and not released	2,304	5,608
In production and development	95,268	94,197
Television productions:
Released	88,538	120,693
In production and development	14,410	7,707
Broadcasting rights	62,589	65,725
Less: current portion of broadcasting rights included in inventories	(37,099)	(37,541)

Film costs	301,228	336,928

Sony estimates that approximately 93% of the unamortized film costs of released motion picture and television productions at March 31, 2017 will be amortized within the next three years. Approximately 142 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 167 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.